Vanguard Extended Duration Treasury Index Fund Expense Example - Institutional Prospectus [Member] - Vanguard Extended Duration Treasury Index Fund	Aug. 31, 2025 USD ($)
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 55
Expense Example, with Redemption, 3 Years	66
Expense Example, with Redemption, 5 Years	78
Expense Example, with Redemption, 10 Years	114
Institutional Plus Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	60
Expense Example, with Redemption, 5 Years	67
Expense Example, with Redemption, 10 Years	$ 88